Income Taxes (Benefit) - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)					12 Months Ended			12 Months Ended
	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Federal [Member] Successor [Member]	Dec. 31, 2011 State [Member] Successor [Member]	Dec. 31, 2011 Foreign [Member] Successor [Member]	Dec. 31, 2011 Foreign Deferred Tax Assets [Member] Foreign [Member] Successor [Member]	Dec. 31, 2011 Minimum [Member] Successor [Member]	Dec. 31, 2011 Maximum [Member] Successor [Member]
Deferred Tax Assets [Abstract]
Foreign tax credit		$ 129,320,000	$ 0
Net operating loss		109,854,000	0
Accounts receivable		10,252,000	13,353,000
Foreign net operating loss carry forwards		5,745,000	12,323,000
Convertible note hedge		0	35,543,000
Accrued liabilities		11,285,000	7,164,000
Deferred foreign tax asset		25,607,000	23,160,000
Equity-based compensation		107,000	24,084,000
Accrued interest		9,194,000	4,758,000
Loan fees		0	3,289,000
Unrealized foreign exchange currency		(8,983,000)	1,253,000
Inventory		(4,301,000)	6,616,000
Other		2,350,000	(470,000)
Total gross deferred tax assets		290,430,000	131,073,000
Less: valuation allowances		(18,247,000)	(15,335,000)
Net deferred tax assets		272,183,000	115,738,000
Deferred Tax Liabilities [Abstract]
Intangible assets, amortizable		(537,809,000)	(143,718,000)
Intangible assets, indefinite-lived		(527,244,000)	0
U.S tax on foreign earnings		(290,601,000)	0
Deferred state tax liability		(13,519,000)	(16,246,000)
Convertible debt instruments		0	(39,700,000)
Depreciation		(114,762,000)	(32,197,000)
Total gross deferred tax liabilities		(1,483,935,000)	(231,861,000)
Net deferred tax liability		(1,211,752,000)	(116,123,000)
Less: current deferred tax asset	0	(23,270,000)	(30,112,000)
Less: non-current deferred tax asset	(22,086,000)	(18,322,000)	(17,151,000)
Non-current deferred tax liability	(1,109,544,000)	(1,253,344,000)	(163,386,000)
Operating loss carryforwards				268,400,000	205,800,000	26,100,000
Operating loss carryforwards, expiration period						10 years		3 years	20 years
Operating loss carryforwards, valuation allowance					8,100,000	5,700,000
Valuation allowance							4,400,000
Net increase in valuation allowance					$ 2,900,000